SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

8.SUBSEQUENT EVENTS

For the period January 1, 2018 to March 29, 2018, the Fund has recorded redemptions of approximately $6,260,223.

Management has evaluated the impact of subsequent events on the Fund through the date the financial statements were issued and has determined that there were no additional subsequent events that require adjustment to, or disclosure in, the financial statements.